Segment Reporting - Schedule of Major Accounts of Statements of Operations by Segments (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Major Accounts of Statements of Operations by Segments [Abstract]
Revenues	$ 49,316						$ 49,316
Cost of revenues	76,005						76,005
Segment gross loss	(26,689)						(26,689)
Advertising and marketing expenses				182,461			104,409	313,574	385,624	58,293
Salaries and benefits expenses	1,144,402			277,903			1,651,091	334,607	595,077	86,494
Provision for bonus								13,606,765
Insurance, legal and consulting expenses	439,778			1,170,578			698,523	1,366,574	964,654	481,979
Other operating expenses	87,831			381,996			422,993	707,440	1,081,757	598,735
Share compensation expense	19,200,000						19,200,000
Total operating expenses	20,872,011			2,012,938			22,077,016	16,328,960	17,438,014	1,225,501
Segment operating loss	(20,898,700)			(2,012,938)			(22,103,705)	(16,328,960)	(17,438,014)	(1,225,501)
Interest income (expense), net	384,284			(5,282)			357,456	(362,484)	(375,782)	(616,398)
Other expenses, net	(987,541)			(311)			(1,021,886)	(1,363)	(1,511)
Income tax expense
Net loss	$ (21,501,957)	$ (577,023)	$ (689,155)	$ (2,018,531)	$ (14,269,147)	$ (405,129)	$ (22,768,135)	$ (16,692,807)	$ (17,815,307)	$ (1,841,899)